Accounts receivable, net - Schedule of allowance for doubtful receivables (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts receivable, net
Balance		¥ 5,907,369	¥ 5,172,435	¥ 1,690,103
Provisions for doubtful accounts	$ 1,938,952	13,563,744	1,121,009	3,482,332
Write offs		(3,636,211)	(386,075)
Balance		¥ 15,834,902	¥ 5,907,369	¥ 5,172,435